Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock Shares / Amount	Common Stock Units / Shares / Amount USD ($)	Additional Paid-in Capital USD ($)	(Accumulated deficit) USD ($)
Balance value at Dec. 31, 2010	$ 253,728		$ 5	$ 266,870	$ (13,147)
Balance, units/shares at Dec. 31, 2010		3,540	48,410,572
Common stock exchanged for 1,000 Series C Preferred Shares			(1)	1
Common stock exchanged for 1,000 Series C Preferred Shares, number of shares		1,000	(7,676,000)
Shares reimbursed from escrow in settlement of claim	(1,232)			(1,232)
Shares reimbursed from escrow in settlement of claim, number of shares			(217,159)
Issuance of restricted shares, value	0
Dividend paid/declared	(9,790)			(9,790)
Net loss	(3,857)				(3,857)
Balance value at Dec. 31, 2011	238,849		4	255,849	(17,004)
Balance, units/shares at Dec. 31, 2011		4,540	40,517,413
Issuance of restricted shares, value	0
Dividend paid/declared	(9,747)			(9,747)
Net loss	(3,798)				(3,798)
Balance value at Dec. 31, 2012	225,304		4	246,102	(20,802)
Balance, units/shares at Dec. 31, 2012		4,540	40,517,413
Issuance of common shares, value	307,542		9	307,533
Issuance of common shares, number of shares			94,097,529
Issuance of restricted shares, value	1,089			1,089
Issuance of restricted shares, number of shares			2,100,000
Dividend paid/declared	(24,521)			(24,521)
Net loss	(58,592)				(58,592)
Balance value at Dec. 31, 2013	$ 450,822		$ 13	$ 530,203	$ (79,394)
Balance, units/shares at Dec. 31, 2013		4,540	136,714,942